Deposits	12 Months Ended
Dec. 31, 2020
Deposits [Abstract]
Deposits	Deposits
Deposits outstanding at December 31, 2020 and 2019 are summarized below by account type.

	December 31, 2020			December 31, 2019
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$372,070,032	0.05%	0.00-1.49%	$260,135,924	0.11%	0.00-1.98%
Money Market Accounts	291,067,575	0.16%	0.00-0.20%	230,693,518	0.72%	0.00-1.48%
Savings Accounts	74,433,571	0.14%	0.00-0.50%	51,124,806	0.16%	0.00-1.00%
Total	$737,571,178	0.10%	0.00-1.49%	$541,954,248	0.36%	0.00-1.98%
Certificate Accounts:
0.00 – 0.99%	$122,711,943			$28,599,107
1.00 – 1.99%	46,619,682			122,164,536
2.00 – 2.99%	11,193,432			78,689,591
Total	$180,525,057	0.77%	0.10-2.96%	$229,453,234	1.71%	0.45-2.96%
Total Deposits	$918,096,235	0.23%	0.00-2.96%	$771,407,482	0.76%	0.00-2.96%

Included in the certificates above were $16.0 million and $34.6 million in brokered deposits at December 31, 2020 and 2019, respectively, with a weighted average interest rate of 0.37% and 1.87%, respectively. None of the brokered deposits at December 31, 2020 mature within one year. At December 31, 2020 and 2019, the Bank had $78,000 and $141,000, respectively, in overdrafts that were reclassified to loans.

The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $106.8 million and $144.2 million at December 31, 2020 and 2019, respectively. Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $49.6 million and $77.5 million at December 31, 2020 and 2019, respectively.

The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2020 and 2019:

	December 31,
	2020	2019
Within 1 Year	$128,758,122	$149,481,000
After 1 Year, Within 2 Years	27,550,051	42,689,147
After 2 Years, Within 3 Years	10,555,458	18,737,910
After 3 Years, Within 4 Years	10,847,730	3,272,862
After 4 Years, Within 5 Years	2,813,696	15,272,315
Total Certificates of Deposits	$180,525,057	$229,453,234